Shareholder Report		6 Months Ended	12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Sep. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Malvern Funds
Entity Central Index Key		0000836906
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000118817
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		Investor Shares
Trading Symbol		VTIPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[1]	0.14%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 65,953,000,000
Holdings Count | Holding		26
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118815
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		ETF Shares
Trading Symbol		VTIP
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[2]	0.03%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 65,953,000,000
Holdings Count | Holding		26
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118814
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTAPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[3]	0.06%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 65,953,000,000
Holdings Count | Holding		26
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118816
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		Institutional Shares
Trading Symbol		VTSPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[4]	0.03%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 65,953,000,000
Holdings Count | Holding		26
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$65,953
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of March 31, 2026)

Table Summary
Less than 1 Year	18.1%
1 to 3 Years	40.7%
3 to 5 Years	40.8%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166998
Shareholder Report [Line Items]
Fund Name		Emerging Markets Bond Fund
Class Name		Investor Shares
Trading Symbol		VEMBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent	[5]	0.50%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 5,462,000,000
Holdings Count | Holding		322
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,462
Number of Portfolio Holdings	322
Portfolio Turnover Rate	79%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Africa	12.0%
Asia	24.3%
Europe	13.3%
North America	26.2%
South America	18.9%
Other Assets and Liabilities—Net	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166997
Shareholder Report [Line Items]
Fund Name		Emerging Markets Bond Fund
Class Name		Admiral™ Shares
Trading Symbol		VEGBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent	[6]	0.35%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 5,462,000,000
Holdings Count | Holding		322
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,462
Number of Portfolio Holdings	322
Portfolio Turnover Rate	79%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Africa	12.0%
Asia	24.3%
Europe	13.3%
North America	26.2%
South America	18.9%
Other Assets and Liabilities—Net	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000259071
Shareholder Report [Line Items]
Fund Name		Short Duration Bond ETF
Class Name		ETF Shares
Trading Symbol		VSDB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short Duration Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[7]	0.15%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 459,000,000
Holdings Count | Holding		1,079
InvestmentCompanyPortfolioTurnover		152.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$459
Number of Portfolio Holdings	1,079
Portfolio Turnover Rate	152%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	10.1%
Corporate Bonds	44.7%
Floating Rate Loan Interests	1.9%
Sovereign Bonds	8.9%
U.S. Government and Agency Obligations	41.0%
Other Assets and Liabilities—NetFootnote Reference	(6.6%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.